Intangible Assets, Net - Schedule of Intangible Assets Consisted (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Intangible Assets Consisted [Abstract]
Software	$ 12,940,000	$ 1,648,428
Less: accumulated amortization	(651,002)	(82,931)
Total	$ 12,288,998	$ 1,565,497